Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Equity

Note 13 — Equity

Reverse recapitalization

The total number of shares which the Company shall have the authority to issue is one hundred and one million (101,000,000) shares of two classes of capital stock to be designated respectively preferred stock (“Preferred Stock”) and common stock (“Common Stock”). The total number of shares of Common Stock the Company shall have authority to issue is 100,000,000 shares, par value $0.0001 per share. The total number of shares of Preferred Stock the Company shall have authority to issue is 1,000,000 shares, par value $0.0001 per share. The Preferred Stock authorized by this Certificate of Incorporation may be issued in series. As a result of the Merger as described in note 1, all share and per share data has been retroactively restated to reflect the current capital structure of the Company.

Shares issued in connection with the Company’s Merger on March 11, 2024:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717
Shares issued to private rights	1,172
Conversion of the Lakeshore’s public shares and rights	26,337
Shares issued to service providers	26,717
Shares issued for commitment fee	5,114
Bonus shares issued to in connection with Lakeshore loans *	2,200
Bonus shares issued to in connection with NMI loans *	3,333
Conversion of NMI’s shares into the Company’s ordinary shares	742,416
Total shares outstanding	882,006

*	In connection with the Merger, the Company, Lakeshore and NMI further entered into a Letter Agreement on November 15, 2023, a total of 4,168 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger: (i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore.

The shares were valued $300 per share, of which $1.0 million (3,334 shares awarded pertaining to loan guarantee for the Newtek loan) was expensed as finance expense in the Company consolidated statements of operations during the year ended December 31, 2024. $660,000 was expensed in Lakeshore’s statements of operations and carried over as retained deficit after the Merger. The shares in connection with the loans have been issued during the close of the Merger.

*	On April 10, 2023, Lakeshore entered into a standby equity purchase agreement (as amended by amendment No. 1 to the agreement dated June 12, 2023 and amendment No. 2 to the agreement dated December 11, 2023, the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Pursuant to the SEPA, Lakeshore has the right, but not the obligation, to sell to Yorkville up to $60,000,000 of shares of common stock at Lakeshore’s request any time during the commitment period commencing on the sixth (6th) trading day following the date of closing of the reverse recapitalization and terminating on the earliest of (i) the first day of the month following the 36-month anniversary of the effective date and (ii) the date on which Yorkville will have made payment of any advances requested pursuant to the SEPA for the shares of common stock equal to the commitment amount of $60,000,000.

The Company has paid YA Global II SPV, LLC, a subsidiary of Yorkville, a structuring fee in the amount of $25,000. In addition, no later than ten trading days following the closing of the reverse recapitalization, Lakeshore agreed to pay a commitment fee in an amount equal to $300,000 by the issuance to Yorkville of such number of shares of common stock that is equal to the commitment fee divided by the lower of (i) the average VWAP for the seven consecutive trading days immediately after the close of the reverse recapitalization and (ii) $10.00 per share. The 5,114 shares at $58.66 per share had been issued on November 22, 2024.

Reverse Split

On November 18, 2024, the Company filed a certificate of amendment to its amended and restated certificate of incorporation to effect a one-for-thirty (1-for-30) reverse split (the “Reverse Split”). The Reverse Split became effective on November 21, 2024. As a result of the Reverse Split, every 30 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, with no change to the par value per share. All share and per share data has been retroactively restated to reflect the Reverse Split of the Company.

Stock compensation

In connection with the Merger, the Company adopted the Equity Incentive Plan (the “2024 Incentive Plan”).

The 2024 Incentive Plan will provide for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or equity-related cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, will be eligible for grants under the 2024 Incentive Plan.

The 2024 Incentive Plan provides for the future issuance of shares of the Company’s Common Stock, representing 10% of the number of shares of the Company’s Common Stock outstanding following the Business Combination (after giving effect to the Redemption). The 2024 Incentive Plan also provides for an annual increase on January 1 for each of the first ten (10) calendar years during the term of the 2024 Incentive Plan by the lesser of (a) Five percent (5%) of all classes of the Company’s common stock outstanding on each December 31 immediately prior to the date of increase or (b) such number of Shares determined by the Board.

Pursuant to board resolution dated August 23, 2023, the Company is to grant a one-time award of 333 shares of common stock of the company to Charles Hausman, a Director of the Company; a one-time award of 1,667 shares of the company to Tie “James” Li and a one-time award of 1,667 shares of the company to Zhiyi Zhang, both executives of the Company. The above awards are vested immediately upon consummation of the business combination with Lakeshore.

Pursuant to board resolution dated September 20, 2023, the Company approved a stock grant to Mr. Darin Carpenter, Chief Operating Officer of the Company, pursuant to which Mr. Carpenter will be issued 3,334 shares of the Company’s common stock over a two-year service period upon consummation of the business combination Lakeshore.

On August 1, 2024, the Company and Darin Carpenter entered into the mutual termination of employment agreement and intent to transition to project-based work (the “Agreement”), in which it was agreed that Mr. Carpenter shall resign from his position as Chief Operating Officer of the Company effective as of July 31, 2024. Pursuant to the Agreement, the Company and Mr. Carpenter agreed that Mr. Carpenter will provide services as a consultant to the Company on a per project basis as needed. In addition, the Company agreed to fully vest 3,334 shares of common stock that was issuable to Mr. Carpenter pursuant to the Employment Agreement dated as of September 17, 2023, by and between the Company and Mr. Carpenter. The Company also agreed to pay Mr. Carpenter the equivalent of two months of salary. The 3,334 shares had been issued on February 25, 2025.

Shares award to Mr. Hausman and Mr. Carpenter per Letter Agreement stated above has a fair value of $1.1 million.

Pursuant to board resolution dated March 24, 2024, certain key employees were approved for stock incentives including George Yutuc (Chief Financial Officer), Kirk Collins (Director of Sales), and Amber Wang (Controller). Each can receive shares that vest over time of 3,334, 1,667 and 1,667 shares, respectively. Each of these employees have signed an employment agreement that reflects such shares and unique vesting schedules. The fair value of the shares to be issued was approximately $178,000 at $26.70 per share.

On April 2, 2024, the Company entered into an investor relations consulting agreement with MZHCI LLC (“MZHCI”) pursuant to which MZHCI will provide investor relations services to the company and the agreement has a term of six months. The Company will pay $14,000 cash per month and to issue MZHCI 5,000 shares of restricted common stock, 2,500 shares will be vested immediately upon signing the agreement and 2,500 shares will vest on October 1, 2024. The fair value of the shares was approximately $143,000 at $28.50 per share. The 5,000 shares were issued on May 7, 2024.

Pursuant to board resolution dated October 25, 2024, the Company approved the issuance of 13,334 restricted shares of common stock, par value $0.0001 per share to Alta Waterford LLC for service provided related to digital advertising and social media platform. The shares shall be issued pursuant to the 2024 Incentive Plan. The fair value of the shares was approximately $58,000 at $4.37 per share. The shares were issued on November 21, 2024.

Pursuant to board resolution dated November 18, 2024, the Company approved the issuance of 75,757 restricted shares of common stock, par value $0.0001 per share to PX SPAC Capital Inc. for one- year service to be provided related to business consulting and advisory. The shares shall be issued pursuant to the 2024 Incentive Plan. The fair value of the shares granted was approximately $200,000 at $2.64 per share. Stock compensation expenses for the three months ended March 31, 2025 amounted to $49,315.

For the three months ended March 31, 2025 and 2024, the Company recorded stock compensation expenses of $84,936 and $171,897. Those stock compensation expenses are included in the Company’s operating expenses.

Shares issued with private placement

On July 19, 2024, the Company issued a total of 6,000 shares to the investor pursuant to a securities purchase agreement (See Note 10 on Convertible notes for detail). The fair value of the shares was approximately $81,000 at $13.5 per share.

Public Offering

On July 29, 2024, the Company closed an underwriting public offering for the sale of 166,667 units at a public offering price of $7.2 per unit, with each unit consisting of: (i) one share of common stock and (ii) one warrant to purchase one share of common stock, for aggregate net proceeds of $1.0 million after deducting underwriting discounts and other offering expenses. Pursuant to the terms of an underwriting agreement dated as of the offering date, the Company agreed to grant EF Hutton LLC, the underwriter, 25,000 warrants, representing 15% of the warrants sold as part of the units in this offering.

On November 7, 2024, the Company entered into an underwriting agreement with D. Boral Capital LLC as the underwriter, relating to a firm commitment underwritten public offering of (i) 837,788 units at a public offering price of $3.354 per Unit, with each Unit consisting of one share of common stock, par value $0.0001 per share, of the Company, one Series A warrant to purchase one share of common stock at an exercise price of $3.354 per share and one Series B warrant to purchase such number of shares of common stock as determined on the reset date, at an exercise price of $0.003 per shares, and (ii) 56,667 pre-funded units (the “Pre-Funded Units”) at a public offering price of $3.351 per Pre-Funded Unit, with each Pre-Funded Unit consisting of one pre-funded warrant (the “Pre-Funded Warrants”) exercisable for one share of common stock at an exercise price of $0.003 per share, one Series A Warrant and one Series B Warrant. The Pre-Funded Warrants was exercised on November 12, 2024. Net proceed to the Company amounted to approximately $2.5 million.

Shares issued through debt-to-equity conversion

Refer to note 9 — Loans payable and note 11 — Related party transactions for detail.

Warrants:

Warrants issued prior to reverse recapitalization

In connection with the reverse recapitalization, the Company has assumed 120,858 warrants outstanding, which consisted of 115,000 public warrants and 5,858 private warrants. Both of the public warrants and private warrant met the criteria for equity classification.

Each whole warrant entitles the holder to purchase one ordinary share at a price of $345 per share, subject to adjustment as described below, commencing 30 days after the completion of its initial business combination, and expiring five years from after the completion of an initial business combination. No fractional warrant will be issued and only whole warrants will trade.

The Company may redeem the warrants at a price of $0.3 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $540 (as adjusted for share sub-divisions, share dividends, reorganizations and recapitalizations) per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the warrants as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

Warrant issued with July convertible notes

On July 17, 2024, the Company issued a total of 7,250 warrants in connection with a securities purchase agreement, granting the option to purchase up to 7,250 shares of common stock at an exercise price of $26.10 per share. The warrant is exercisable on July 17, 2024 until five years from July 17, 2024. The fair value of the warrants was approximately $4,600 at $0.60 per warrant.

The issuance of the warrants described above were deemed exempt from registration under Section 4(a)(2) of the Securities Act or Regulation D promulgated thereunder in that the issuance of securities were made to an accredited investor and did not involve a public offering. The recipient of such securities represented its intention to acquire the securities for investment purposes only and not with a view to or for sale in connection with any distribution thereof.

The total number of these warrant shares is subject to adjustments for stock splits, recapitalizations and reorganizations. If the Company issues or sells any shares of common stock or other securities for a price per share, exercise price, or conversion price, as the case may be, that is less than the current exercise price of the warrant, subject to exceptions, the exercise price of the warrant will be adjusted to match the price per share, exercise price, or conversion price, in the issuance, as applicable.

Series A Warrant issued in July Public offering

On July 29, 2024, the Company issued a total 191,667 Series A warrant, each entitling the holder to purchase one share of common stock at a public offering price of $7.2 per unit.

The Series A warrant is immediately exercisable on the date of issuance at an exercise price of $7.2 per share and expires five years from the closing date of the offering (See above Public Offering for detail).

The Series A warrants are exercisable at any time after their original issuance up to the date that is five years after their original issuance. The Series A warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice accompanied by payment in full in immediately available funds for the number of shares of Common Stock subscribed for upon such exercise (except in the case of a cashless exercise as discussed below). If a registration statement registering the issuance of the shares of Common Stock underlying the Series A warrants under the Securities Act is not effective or available, the holder may, in its sole discretion, elect to exercise the Series A warrants through a cashless exercise, in which case the holder would receive upon such exercise the net number of shares of Common Stock determined according to the formula set forth in the Series A warrants.

The exercise price per whole share of Common Stock issuable upon exercise of Series A warrants is $7.2 per share. The exercise price and number of shares of Common Stock issuable upon exercise will adjust in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications, dilutive issuances or similar events. In addition, with respect to Series A warrants, subject to certain exemptions outlined in the Series A warrants, if we sell, enter into an agreement to sell, or grant any option to purchase, or sell, enter into an agreement to sell, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any shares of Common Stock, at an effective price per share less than the exercise price of the Series A warrants then in effect, the exercise price of the Series A warrants shall be reduced to equal the effective price per share in such dilutive issuance, provided, however, in no event shall the exercise price of the Series A warrants be less than $1.5.

In November 2024, a total of 46,800 Series A warrants were exercised to subscribe for common stocks for a total consideration of approximately $0.3 million.

Warrants and Pre-Funded Warrants issued in November Public offering

On November 12, 2024, the Company issued a total 894,454 Series A warrants, including 56,667 Series A warrants from Pre-Funded Unit, 894,454 Series B warrants, including 56,667 Series B warrants from Pre-Funded Unit, and 56,667 Pre-Funded warrants.

The Series A Warrants was exercisable commencing upon warrant stockholder approval (“Warrant Stockholder Approval”, see define below), have an exercise price of $3.354 per share (subject to certain anti-dilution and share combination event protections) and have a term of 5 years from the date of the Warrant Stockholder Approval.

The Series B Warrants was exercisable commencing upon Warrant Stockholder Approval, will have an exercise price of $0.003 per share and will have a term of 2 years from the date of Warrant Stockholder Approval.

The purchase price of each Pre-Funded Unit is $3.351, and the exercise price of each Pre-Funded Warrant included in the Pre-Funded Unit is $0.003 per share. The Pre-Funded Warrants will be immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. This offering also relates to the shares of common stock issuable upon exercise of any Pre-Funded Warrants and Warrants sold in this offering. (See above Public Offering for detail).

The exercise price and number of shares of common stock issuable under the Series A Warrants are subject to adjustment and the number of shares of common stock issuable under the Series B Warrants will be determined following the 10th trading day after the date of Warrant Stockholder Approval (the “Reset Date”), and to be determined pursuant to 80% of the lowest daily average trading price of the common stock during the reset period (“Reset Period”), the period commencing on the first (1st) Trading Day after the date of Stockholder Approval and ending on the tenth (10th) trading day after the date of stockholder approval, subject to a minimum price of $0.6708 per share, such that the maximum number of shares of common stock underlying the Series A Warrants would be an aggregate of approximately 4,472,272 (determined by dividing the offering amount of $3,000,000 by the minimum exercise price of $0.6708) and the maximum number of shares of common stock underlying the Series B Warrants would be an aggregate of approximately 3,577,818 (determined by subtracting the 837,788 Units and 56,667 Pre-Funded Units offered from 4,472,272).

Warrant Stockholder Approval. Under Nasdaq listing rules, the Warrants may not be exercised unless and until the Company obtain the approval of its stockholders. While the Company intends to promptly seek stockholder approval, there is no guarantee that the Warrant Stockholder Approval will ever be obtained. If the Company is unable to obtain the Warrant Stockholder Approval, the Warrants may not be exercised and will have substantially less value. In addition, the Company will incur substantial cost, and management will devote substantial time and attention, in attempting to obtain the Warrant Stockholder Approval.

In December 2024, a total of 430,859 Series B warrants were exercised to subscribe for common stocks for a total consideration of approximately $43.

On January 13, 2025, the exercise price for the Series A warrant has been reset to $0.6708. Total issuance number for Series A warrants and Series B warrants had been adjusted to 1,848,201 and 549,107.

In January 2025, a total of 1,289,916 Series A warrants and 549,107 Series B warrants were exercised for 1,839,023 shares of common stocks for a total consideration of $865,423.

The summary of warrants activity is as follows:

	Warrants Outstanding	Common Stock Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
			US$
December 31, 2024	1,631,025	1,631,025	$28.21	3.94
Adjustment	1,039,258	1,039,258	$0.47	4.37
Granted	-	-	$-	-
Forfeited	-	-	$-	-
Exercised	(1,839,023)	(1,839,023)	$0.47	-
March 31, 2025	831,260	831,260	$52.09	4.47

Note 14 — Equity

Reverse recapitalization

The total number of shares which the Company shall have the authority to issue is one hundred and one million (101,000,000) shares of two classes of capital stock to be designated respectively preferred stock (“Preferred Stock”) and common stock (“Common Stock”). The total number of shares of Common Stock the Company shall have authority to issue is 100,000,000 shares, par value $0.0001 per share. The total number of shares of Preferred Stock the Company shall have authority to issue is 1,000,000 shares, par value $0.0001 per share. The Preferred Stock authorized by this Certificate of Incorporation may be issued in series. As a result of the Merger as described in note 1, all share and per share data has been retroactively restated to reflect the current capital structure of the Company.

Shares issued in connection with the Company’s Merger on March 11, 2024:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717
Shares issued to private rights	1,172
Conversion of the Lakeshore’s public shares and rights	26,337
Shares issued to service providers	26,717
Shares issued for commitment fee	5,114
Bonus shares issued to in connection with Lakeshore loans *	2,200
Bonus shares issued to in connection with NMI loans *	3,333
Conversion of NMI’s shares into the Company’s ordinary shares	742,416
Total shares outstanding	882,006

*	In connection with the Merger, the Company, Lakeshore and NMI further entered into a Letter Agreement on November 15, 2023, a total of 4,168 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger: (i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore.

The shares were valued $300 per share, of which $1.0 million (3,334 shares awarded pertaining to loan guarantee for the Newtek loan) was expensed as finance expense in the Company consolidated statements of operations during the year ended December 31, 2024. $660,000 was expensed in Lakeshore’s statements of operations and carried over as retained deficit after the Merger. The shares in connection with the loans have been issued during the close of the Merger.

*	On April 10, 2023, Lakeshore entered into a standby equity purchase agreement (as amended by amendment No. 1 to the agreement dated June 12, 2023 and amendment No. 2 to the agreement dated December 11, 2023, the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Pursuant to the SEPA, Lakeshore has the right, but not the obligation, to sell to Yorkville up to $60,000,000 of shares of common stock at Lakeshore’s request any time during the commitment period commencing on the sixth (6th) trading day following the date of closing of the reverse recapitalization and terminating on the earliest of (i) the first day of the month following the 36-month anniversary of the effective date and (ii) the date on which Yorkville will have made payment of any advances requested pursuant to the SEPA for the shares of common stock equal to the commitment amount of $60,000,000.

The Company has paid YA Global II SPV, LLC, a subsidiary of Yorkville, a structuring fee in the amount of $25,000. In addition, no later than ten trading days following the closing of the reverse recapitalization, Lakeshore agreed to pay a commitment fee in an amount equal to $300,000 by the issuance to Yorkville of such number of shares of common stock that is equal to the commitment fee divided by the lower of (i) the average VWAP for the seven consecutive trading days immediately after the close of the reverse recapitalization and (ii) $10.00 per share. The 5,114 shares at $58.66 per share had been issued on November 22, 2024.

Reverse Split

On November 18, 2024, the Company filed a certificate of amendment to its amended and restated certificate of incorporation to effect a one-for-thirty (1-for-30) reverse split (the “Reverse Split”). The Reverse Split became effective on November 21, 2024. As a result of the Reverse Split, every 30 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, with no change to the par value per share. All share and per share data has been retroactively restated to reflect the Reverse Split of the Company.

Stock compensation

In connection with the Merger, the Company adopted the Equity Incentive Plan (the “2024 Incentive Plan”).

The 2024 Incentive Plan will provide for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or equity-related cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, will be eligible for grants under the 2024 Incentive Plan.

The 2024 Incentive Plan provides for the future issuance of shares of the Company’s Common Stock, representing 10% of the number of shares of the Company’s Common Stock outstanding following the Business Combination (after giving effect to the Redemption). The 2024 Incentive Plan also provides for an annual increase on January 1 for each of the first ten (10) calendar years during the term of the 2024 Incentive Plan by the lesser of (a) Five percent (5%) of all classes of the Company’s common stock outstanding on each December 31 immediately prior to the date of increase or (b) such number of Shares determined by the Board.

Pursuant to board resolution dated August 23, 2023, the Company is to grant a one-time award of 333 shares of common stock of the company to Charles Hausman, a Director of the Company; a one-time award of 1,667 shares of the company to Tie “James” Li and a one-time award of 1,667 shares of the company to Zhiyi Zhang, both executives of the Company. The above awards are vested immediately upon consummation of the business combination with Lakeshore.

Pursuant to board resolution dated September 20, 2023, the Company approved a stock grant to Mr. Darin Carpenter, Chief Operating Officer of the Company, pursuant to which Mr. Carpenter will be issued 3,334 shares of the Company’s common stock over a two-year service period upon consummation of the business combination Lakeshore.

On August 1, 2024, the Company and Darin Carpenter entered into the mutual termination of employment agreement and intent to transition to project-based work (the “Agreement”), in which it was agreed that Mr. Carpenter shall resign from his position as Chief Operating Officer of the Company effective as of July 31, 2024. Pursuant to the Agreement, the Company and Mr. Carpenter agreed that Mr. Carpenter will provide services as a consultant to the Company on a per project basis as needed. In addition, the Company agreed to fully vest 3,334 shares of common stock that was issuable to Mr. Carpenter pursuant to the Employment Agreement dated as of September 17, 2023, by and between the Company and Mr. Carpenter. The Company also agreed to pay Mr. Carpenter the equivalent of two months of salary.

Shares award to Mr. Hausman and Mr. Carpenter per Letter Agreement stated above has a fair value of $1.1 million and were expensed as compensation expenses according to vesting terms.

Pursuant to board resolution dated March 24, 2024, certain key employees were approved for stock incentives including George Yutuc (Chief Financial Officer), Kirk Collins (Director of Sales), and Amber Wang (Controller). Each can receive shares that vest over time of 3,334, 1,667 and 1,667 shares, respectively. Each of these employees have signed an employment agreement that reflects such shares and unique vesting schedules. The fair value of the shares to be issued was approximately $178,000 at $26.70 per share.

On April 2, 2024, the Company entered into an investor relations consulting agreement with MZHCI LLC (“MZHCI”) pursuant to which MZHCI will provide investor relations services to the company and the agreement has a term of six months. The Company will pay $14,000 cash per month and to issue MZHCI 5,000 shares of restricted common stock, 2,500 shares will be vested immediately upon signing the agreement and 2,500 shares will vest on October 1, 2024. The fair value of the shares was approximately $143,000 at $28.50 per share. The 5,000 shares were issued on May 7, 2024.

Pursuant to board resolution dated October 25, 2024, the Company approved the issuance of 13,334 restricted shares of common stock, par value $0.0001 per share to Alta Waterford LLC for service provided related to digital advertising and social media platform. The shares shall be issued pursuant to the 2024 Incentive Plan. The fair value of the shares was approximately $58,000 at $4.37 per share. The shares were issued on November 21, 2024.

Pursuant to board resolution dated November 18, 2024, the Company approved the issuance of 75,757 restricted shares of common stock, par value $0.0001 per share to PX SPAC Capital Inc. for one- year service to be provided related to business consulting and advisory. The shares shall be issued pursuant to the 2024 Incentive Plan. The fair value of the shares granted was approximately $200,000 at $2.64 per share. Stock compensation expenses for the year ended December 31, 2024 amounted to $23,561.

For the years ended December 31, 2024, the Company recorded stock compensation expenses of $1,413,458. Those stock compensation expenses are included in the Company’s operating expenses.

Shares issued with private placement

On July 19, 2024, the Company issued a total of 6,000 shares to the investor pursuant to a securities purchase agreement (See Note 11 on Convertible notes for detail). The fair value of the shares was approximately $81,000 at $13.5 per share.

Public Offering

On July 29, 2024, the Company closed an underwriting public offering for the sale of 166,667 units at a public offering price of $7.2 per unit, with each unit consisting of: (i) one share of common stock and (ii) one warrant to purchase one share of common stock, for aggregate net proceeds of $1.0 million after deducting underwriting discounts and other offering expenses. Pursuant to the terms of an underwriting agreement dated as of the offering date, the Company agreed to grant EF Hutton LLC, the underwriter, 25,000 warrants, representing 15% of the warrants sold as part of the units in this offering.

On November 7, 2024, the Company entered into an underwriting agreement with D. Boral Capital LLC as the underwriter, relating to a firm commitment underwritten public offering of (i) 837,788 units at a public offering price of $3.354 per Unit, with each Unit consisting of one share of common stock, par value $0.0001 per share, of the Company, one Series A warrant to purchase one share of common stock at an exercise price of $3.354 per share and one Series B warrant to purchase such number of shares of common stock as determined on the reset date, at an exercise price of $0.003 per shares, and (ii) 56,667 pre-funded units (the “Pre-Funded Units”) at a public offering price of $3.351 per Pre-Funded Unit, with each Pre-Funded Unit consisting of one pre-funded warrant (the “Pre-Funded Warrants”) exercisable for one share of common stock at an exercise price of $0.003 per share, one Series A Warrant and one Series B Warrant. The Pre-Funded Warrants was exercised on November 12, 2024. Net proceed to the Company amounted to approximately $2.5 million.

Warrants:

Warrants issued prior to reverse recapitalization

In connection with the reverse recapitalization, the Company has assumed 120,858 warrants outstanding, which consisted of 115,000 public warrants and 5,858 private warrants. Both of the public warrants and private warrant met the criteria for equity classification.

Each whole warrant entitles the holder to purchase one ordinary share at a price of $345 per share, subject to adjustment as described below, commencing 30 days after the completion of its initial business combination, and expiring five years from after the completion of an initial business combination. No fractional warrant will be issued and only whole warrants will trade.

The Company may redeem the warrants at a price of $0.3 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $540 (as adjusted for share sub-divisions, share dividends, reorganizations and recapitalizations) per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and prior prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If the Company redeems the warrants as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” If a registration statement is not effective within 90 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their warrants on a cashless basis and in no event (whether in the case of a registration statement being effective or otherwise) will the Company be required to net cash settle the warrant exercise. If an initial business combination is not consummated, the warrants will expire and will be worthless.

In addition, if (a) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at a newly issued price of less than $276 per share (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our initial shareholders or their affiliates, without taking into account any founders’ shares held by the Company’s initial shareholders or such affiliates, as applicable, prior to such issuance), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the Company’s initial business combination (net of redemptions), and (c) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination is below $276 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the market value and the newly issued price, and the $540 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the market value and the newly issued price.

Warrant issued with July convertible notes

On July 17, 2024, the Company issued a total of 7,250 warrants in connection with a securities purchase agreement, granting the option to purchase up to 7,250 shares of common stock at an exercise price of $26.10 per share. The warrant is exercisable on July 17, 2024 until five years from July 17, 2024. The fair value of the warrants was approximately $4,600 at $0.60 per warrant.

The issuance of the warrants described above were deemed exempt from registration under Section 4(a)(2) of the Securities Act or Regulation D promulgated thereunder in that the issuance of securities were made to an accredited investor and did not involve a public offering. The recipient of such securities represented its intention to acquire the securities for investment purposes only and not with a view to or for sale in connection with any distribution thereof.

The total number of these warrant shares is subject to adjustments for stock splits, recapitalizations and reorganizations. If the Company issues or sells any shares of common stock or other securities for a price per share, exercise price, or conversion price, as the case may be, that is less than the current exercise price of the warrant, subject to exceptions, the exercise price of the warrant will be adjusted to match the price per share, exercise price, or conversion price, in the issuance, as applicable.

Series A Warrant issued in July Public offering

On July 29, 2024, the Company issued a total 191,667 Series A warrant, each entitling the holder to purchase one share of common stock at a public offering price of $7.2 per unit.

The Series A warrant is immediately exercisable on the date of issuance at an exercise price of $7.2 per share and expires five years from the closing date of the offering (See above Public Offering for detail).

The Series A warrants are exercisable at any time after their original issuance up to the date that is five years after their original issuance. The Series A warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice accompanied by payment in full in immediately available funds for the number of shares of Common Stock subscribed for upon such exercise (except in the case of a cashless exercise as discussed below). If a registration statement registering the issuance of the shares of Common Stock underlying the Series A warrants under the Securities Act is not effective or available, the holder may, in its sole discretion, elect to exercise the Series A warrants through a cashless exercise, in which case the holder would receive upon such exercise the net number of shares of Common Stock determined according to the formula set forth in the Series A warrants.

The exercise price per whole share of Common Stock issuable upon exercise of Series A warrants is $7.2 per share. The exercise price and number of shares of Common Stock issuable upon exercise will adjust in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications, dilutive issuances or similar events. In addition, with respect to Series A warrants, subject to certain exemptions outlined in the Series A warrants, if we sell, enter into an agreement to sell, or grant any option to purchase, or sell, enter into an agreement to sell, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any shares of Common Stock, at an effective price per share less than the exercise price of the Series A warrants then in effect, the exercise price of the Series A warrants shall be reduced to equal the effective price per share in such dilutive issuance, provided, however, in no event shall the exercise price of the Series A warrants be less than $1.5.

In November 2024, a total of 46,800 Series A warrants were exercised to subscribe for common stocks for a total consideration of approximately $0.3 million.

Warrants and Pre-Funded Warrants issued in November Public offering

On November 12, 2024, the Company issued a total 894,454 Series A warrants, including 56,667 Series A warrants from Pre-Funded Unit, 894,454 Series B warrants, including 56,667 Series B warrants from Pre-Funded Unit, and 56,667 Pre-Funded warrants.

The Series A Warrants was exercisable commencing upon warrant stockholder approval (“Warrant Stockholder Approval”, see define below), have an exercise price of $3.354 per share (subject to certain anti-dilution and share combination event protections) and have a term of 5 years from the date of the Warrant Stockholder Approval.

The Series B Warrants was exercisable commencing upon Warrant Stockholder Approval, will have an exercise price of $0.003 per share and will have a term of 2 years from the date of Warrant Stockholder Approval.

The purchase price of each Pre-Funded Unit is $3.351, and the exercise price of each Pre-Funded Warrant included in the Pre-Funded Unit is $0.003 per share. The Pre-Funded Warrants will be immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. This offering also relates to the shares of common stock issuable upon exercise of any Pre-Funded Warrants and Warrants sold in this offering. (See above Public Offering for detail).

The exercise price and number of shares of common stock issuable under the Series A Warrants are subject to adjustment and the number of shares of common stock issuable under the Series B Warrants will be determined following the 10th trading day after the date of Warrant Stockholder Approval (the “Reset Date”), and to be determined pursuant to 80% of the lowest daily average trading price of the common stock during the reset period (“Reset Period”), the period commencing on the first (1st) Trading Day after the date of Stockholder Approval and ending on the tenth (10th) trading day after the date of stockholder approval, subject to a minimum price of $0.6708 per share, such that the maximum number of shares of common stock underlying the Series A Warrants would be an aggregate of approximately 4,472,272 (determined by dividing the offering amount of $3,000,000 by the minimum exercise price of $0.6708) and the maximum number of shares of common stock underlying the Series B Warrants would be an aggregate of approximately 3,577,818 (determined by subtracting the 837,788 Units and 56,667 Pre-Funded Units offered from 4,472,272).

Warrant Stockholder Approval. Under Nasdaq listing rules, the Warrants may not be exercised unless and until the Company obtain the approval of its stockholders. While the Company intends to promptly seek stockholder approval, there is no guarantee that the Warrant Stockholder Approval will ever be obtained. If the Company is unable to obtain the Warrant Stockholder Approval, the Warrants may not be exercised and will have substantially less value. In addition, the Company will incur substantial cost, and management will devote substantial time and attention, in attempting to obtain the Warrant Stockholder Approval.

In December 2024, a total of 430,859 Series B warrants were exercised to subscribe for common stocks for a total consideration of approximately $43.

The summary of warrants activity is as follows:

	Warrants Outstanding	Common Stock Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
			US$
December 31, 2023	-	-	$-	-
Converted upon the reverse recapitalization	120,858	120,858	$345.00	4.19
Granted	2,044,492	2,044,492	$2.24	3.39
Forfeited	-	-	$-	-
Exercised	(534,326)	(534,326)	$0.49	-
December 31, 2024	1,631,025	1,631,025	$28.21	3.94